UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 27
Form 13F Information Table Value Total:  $303,077						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE


AMERICREDIT CORP		COM	03060R101	25473	3291067	SH		SOLE		3291067
W R BERKLEY CORP		COM	084423102	12609	318321	SH		SOLE		318321
COMMERCE BANCORP INC - N.J.	COM	200519106	3240	75012	SH		SOLE		75012
COMPUCREDIT CORP		COM	20478N100	3427	484706	SH		SOLE		484706
CAPITAL ONE FINANCIAL CORP	COM	14040H105	41086	1382426	SH		SOLE		1382426
WTS DIME BANCORP INC NEW	COM	25429Q110	43	357051	SH		SOLE		357051
E-LOAN INC			COM	26861P107	1849	1000000	SH		SOLE		1000000
FLEETBOSTON FINL CORP		COM	339030108	14580	600000	SH		SOLE		600000
FIRST COMMUNITY BANCORP CALIF	COM	31983B101	3293	100000	SH		SOLE		100000
FIRST REPUBLIC BANK		COM	336158100	2241	112108	SH		SOLE		112108
GREATER BAY BANCORP		COM	391648102	1729	100000	SH		SOLE		100000
J P MORGAN CHASE & CO		COM	46625H100	27600	1150000	SH		SOLE		1150000
METRIS COMPANIES INC		COM	591598107	2470	1000000	SH		SOLE		1000000
NATIONAL PROCESSING INC		COM	637229105	5435	338599	SH		SOLE		338599
NETBANK INC			COM	640933107	2933	303020	SH		SOLE		303020
PROVIDENT FINANCIAL GROUP INC	COM	743866105	7445	286000	SH	 	SOLE		286000
PNC FINANCIAL CORP		COM	693475105	17347	414000	SH		SOLE		414000
PROSPERITY BANCSHARES INC	COM	743606105	4946	260296	SH		SOLE		260296
PROVIDIAN FINANCIAL CORP	COM	74406A102	35688	5498998	SH		SOLE		5498998
***RENAISSANCERE HOLDINGS LTD	COM	G7496G103	14012	353837	SH		SOLE		353837
SOVEREIGN BANCORP INC		COM	845905108	10341	736033	SH		SOLE		736033
SOUTHWEST BANCORPORATION OF	COM	84476R109	2044	70942	SH		SOLE		70942
TCF FINANCIAL CORP		COM	872275102	8738	200000	SH		SOLE		200000
LENDINGTREE INC			COM	52602Q105	9630	747698	SH		SOLE		747698
UNIONBANCAL CORP		COM	908906100	9997	254576	SH		SOLE		254576
WACHOVIA CORP 2ND NEW		COM	929903102	25508	700000	SH		SOLE		700000
WELLS FARGO & CO-NEW		COM	949746101	9374	200000	SH		SOLE		200000



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